Segmented Information	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
23.	Segmented Information

The Corporation had two operating segments during the years ended December 31, 2017 and 2016, being environmental services carried out through AEG, providing consulting and project management services in respect of environmental permitting and compliance and site remediation and reclamation; and mining operations, including care and maintenance of the operating Bellekeno mine, producing silver, lead and zinc in the form of concentrates (suspended in September 2013), as well includes exploration and evaluation activities. The Corporation’s executive head office and general corporate administration are included within ‘Corporate and other’ to reconcile the reportable segments to the consolidated financial statements. An operating segment is a component of an entity that engages in business activities, operating results are reviewed with respect to resource allocation and for which discrete financial information is available. Inter-segment transactions are recorded at amounts that reflect normal third-party terms and conditions, with inter-segment profits eliminated from the cost base of the segment incurring the charge. Revenue from non-Canadian customers of both operating segments was derived primarily from the United States.

As at and for the year ended December 31, 2017	Environmental Services	Mining	Corporate and Other	Total

Segment revenues
External customers
Canadian	$5,881	$-	$-	$5,881
Non-Canadian	4,851	-	-	4,851
Total revenues as reported	10,732	-	-	10,732
Cost of sales	6,732	-	-	6,732
Gross profit as reported	4,000	-	-	4,000

Depreciation and amortization	79	-	101	180
Share-based compensation	-	-	2,305	2,305
Other G&A expenses	2,700	-	4,404	7,104
Mine site care and maintenance	-	1,723	-	1,723
Restructuring Costs			1,353	1,353
Foreign exchange loss (gain)	(1,080)	(4)	120	(964)
Gain on investments	-		(1,341)	(1,341)
Other (income) loss	250	(247)	(187)	(184)

Segment income (loss) before taxes	$2,051	$(1,472)	$(6,755)	$(6,176)	(i)
	.
Total assets	$6,198	$99,815	$17,823	$123,836
Total liabilities	$1,642	$20,670	$1,464	$23,776

As at and for the year ended December 31, 2016	Environmental Services	Mining	Corporate and Other	Total

Segment revenues
External customers
Canadian	$6,754	$-	$-	$6,754
Non-Canadian	4,607	-	-	4,607
Total revenues as reported	11,361	-	-	11,361
Cost of sales	8,495	-	-	8,495
Gross profit as reported	2,866	-	-	2,866

Depreciation and amortization	130	-	97	227
Share-based compensation	161	-	914	1,075
Other G&A expenses	2,748	-	3,464	6,212
Mine site care and maintenance	-	1,954	-	1,954
Foreign exchange loss (gain)	(2)	-	139	137
Gain on investments	-	-	(2,742)	(2,742)
Other (income) loss	(1)	46	(75)	(30)

Segment loss before taxes	$(170)	$(2,000)	$(1,797)	$(3,967)	(i)

Total assets	$5,413	$91,738	$20,481	$117,632
Total liabilities	$1,455	$24,735	$769	$26,959
(i)	Represents consolidated loss before taxes.

For the year ended December 31, 2017, revenue from three customers of the Corporation’s Environmental Services segment represents approximately $6,594,000 of the Corporation’s consolidated revenue.